Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Contingency provision	$ 3,776,297	$ 3,739,734
Other contingent liabilities [member]
Disclosure of other provisions [line items]
Contingency provision	3,708,589	3,672,138
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Contingency provision	2,758,425	2,862,007
Contingent liability for labor lawsuits [member]
Disclosure of other provisions [line items]
Contingency provision	268,689	230,095
Contingent liability for claims and credit cards [member]
Disclosure of other provisions [line items]
Contingency provision	1,097	1,493
Contingent liability for guarantees [member]
Disclosure of other provisions [line items]
Contingency provision	1,142	1,555
Contingent liability for other contingencies [member]
Disclosure of other provisions [line items]
Contingency provision	458,412	343,701
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of other provisions [line items]
Contingency provision	220,824	233,287
Contingent liability dollarization of Judicial deposits difference [member]
Disclosure of other provisions [line items]
Contingency provision	62,402	60,372
Contingent liability for administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Contingency provision	$ 5,306	$ 7,224